ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 317,888	$ 259,002
Accrued liabilities	253,806	250,894
Wages payable	94,368	99,972
Other liabilities	84,318	62,635
Total accounts payable and accrued liabilities	$ 750,380	$ 672,503